Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Cash flows from operating activities:
Net loss	¥ (1,965,491)	$ (14,453)	¥ (1,109,468)	¥ (759,484)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	110,576	813	75,182	51,732
Stock-based compensation	65,537	482	0	0
Loss on disposal	34	0	311	0
Asset retirement obligation accretion	715	5	599	491
Changes in operating assets and liabilities:
Accounts receivable-trade	(116,108)	(854)	(67,236)	8,755
Accounts receivable-other	3,539	26	(3,539)	10,656
Due from related party	200	1	7,500	33,000
Inventories	(99,814)	(734)	(17,674)	1,292
Prepaid expenses and other current assets	(204,204)	(1,501)	(20,249)	25,693
Operating lease right-of-use assets, net	56,147	413	(283,840)	45,508
Other assets	3,496	26	(13,037)	(23,511)
Accounts payable	422,999	3,111	9,969	38,634
Accrued expenses and other current liabilities	(27,568)	(203)	42,663	23,952
Operating lease liabilities	(63,500)	(467)	303,493	(45,783)
Net cash used in operating activities	(1,813,442)	(13,335)	(1,075,326)	(589,065)
Cash flows from investing activities:
Purchases of property and equipment	(80,360)	(591)	(70,484)	(18,577)
Purchases of intangible assets	(8,924)	(66)	(4,218)	(2,073)
Redemption from short term investment	0	0	0	800,000
Net cash provided by (used in) investing activities	(89,284)	(657)	(74,702)	779,350
Cash flows from financing activities:
Proceeds from borrowings	250,000	1,838	250,000	290,000
Repayments of borrowings	(5,555)	(41)	(300,000)	0
Repayments of finance lease liabilities	(14,315)	(105)	(4,766)	(646)
Payments of offering costs	(158,957)	(1,168)	(65,344)	0
Proceeds from issuance of convertible preferred stock, net	2,171,103	15,965	0	0
Net cash provided by (used in) financing activities	2,242,276	16,489	(120,110)	289,354
Net increase (decrease) in cash and cash equivalents	339,550	2,497	(1,270,138)	479,639
Cash and cash equivalents at beginning of year	1,795,963	13,206	3,066,101	2,586,462
Cash and cash equivalents at end of year	2,135,513	15,703	1,795,963	3,066,101
Cash paid during the year for:
Interest	28,748	211	24,777	17,672
Non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for lease liabilities	9,573	70	347,445	4,805
Reduction of operating lease right-of-use asset related to remeasurement of lease liability	947,390	6,967	0	0
Property and equipment acquired under finance leases	3,996	29	47,147	0
Purchases of property and equipment included in accounts payable	4,299	32	2,258	15,447
Purchases of intangible assets included in accounts payable	496	4	1,970	369
Change in estimate for asset retirement obligations	10,158	75	0	0
Conversion of convertible preferred stock to common stock	1,089,380	8,011	0	0
Offering costs included in accounts payable, accrued expenses and other current liabilities	¥ 38,387	$ 282	¥ 9,680	¥ 0